Income Taxes, Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
U.S. Federal	$ 3,697	$ 2,883	$ 888
U.S. State and local	268	(453)	(45)
Non-U.S.	345	227	169
Total current	4,310	2,657	1,012
Deferred:
U.S. Federal	(737)	(662)	767
U.S. State and local	(131)	586	481
Non-U.S.	(43)	26	(9)
Total deferred	(911)	(50)	1,239
Income tax expense (benefit)	$ 3,399	$ 2,607	$ 2,251